EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)(2)

Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand (3)			Assets That Were Repurchased or Replaced (3)			Assets Pending Repurchase or Replacement (within cure period) (3)			Demand in Dispute (3)			Demand Withdrawn (3)			Demand Rejected (3)
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
WaMu Asset Acceptance Corp. WAMU 2005-AR19 CIK: 0001346793	X	(4)	3,698	$2,490,010,170	100%	2	$1,896,829	0.076%	0	$0	0.000%	0	$0	0.000%	2	$1,896,829	0.076%	0	$0	0.000%	0	$0	0.000%
WaMu Asset Acceptance Corp. WAMU 2006-AR10 CIK: 0001370359	X	Washington Mutual Bank	1,824	$1,343,223,942	100%	1	$548,000	0.041%	0	$0	0.000%	0	$0	0.000%	0	$0	0.000%	1	$548,000	0.041%	0	$0	0.000%
WaMu Asset Acceptance Corp. WAMU 2006-AR17 CIK: 0001379745	X	Washington Mutual Bank	2,048	$1,136,063,311	100%	1	$252,000	0.022%	1	$252,000	0.022%	0	$0	0.000%	0	$0	0.000%	0	$0	0.000%	0	$0	0.000%
WaMu Asset Acceptance Corp. WAMU 2006-AR18 CIK: 0001383018	X	Washington Mutual Bank	1,980	$1,570,257,831	100%	3	$2,090,000	0.133%	0	$0	0.000%	0	$0	0.000%	0	$0	0.000%	3	$2,090,000	0.133%	0	$0	0.000%
WaMu Asset Acceptance Corp. WAMU 2006-AR4 CIK: 0001355536	X	Washington Mutual Bank	1,618	$932,088,472	100%	1	$420,000	0.045%	0	$0	0.000%	0	$0	0.000%	0	$0	0.000%	0	$0	0.000%	1	$420,000	0.045%
WaMu Asset Acceptance Corp. WAMU 2006-AR5 CIK: 0001360258	X	(4)	1,314	$796,522,189	100%	1	$445,550	0.056%	0	$0	0.000%	0	$0	0.000%	0	$0	0.000%	0	$0	0.000%	1	$445,550	0.056%
WaMu Asset Acceptance Corp. WAMU 2006-AR7 CIK: 0001364476	X	99.98% Washington Mutual Bank; 0.02% Washington Mutual Bank fsb	1,897	$1,274,997,851	100%	16	$6,544,728	0.513%	0	$0	0.000%	0	$0	0.000%	5	$4,011,209	0.315%	1	$386,800	0.030%	10	$2,146,719	0.168%
WaMu Asset Acceptance Corp. WAMU 2007-HY3 CIK: 0001389141	X	Washington Mutual Bank	3,868	$3,002,013,634	100%	1	$1,200,000	0.040%	0	$0	0.000%	0	$0	0.000%	0	$0	0.000%	1	$1,200,000	0.040%	0	$0	0.000%
WaMu Asset Acceptance Corp. WAMU 2007-HY4 CIK: 0001392110	X	Washington Mutual Bank	2,447	$1,703,997,801	100%	92	$56,137,729	3.294%	0	$0	0.000%	0	$0	0.000%	1	$420,000	0.025%	90	$54,737,729	3.212%	1	$980,000	0.058%
WaMu Asset Acceptance Corp. WAMU 2007-HY7 CIK: 0001402110	X	Washington Mutual Bank	3,525	$2,827,846,601	100%	1	$997,500	0.035%	0	$0	0.000%	0	$0	0.000%	0	$0	0.000%	1	$997,500	0.035%	0	$0	0.000%
WaMu Asset Acceptance Corp. WAMU 2007-OA3 CIK: 0001392111	X	Washington Mutual Bank	1,906	$1,067,998,559	100%	2	$3,029,759	0.284%	0	$0	0.000%	0	$0	0.000%	2	$3,029,759	0.284%	0	$0	0.000%	0	$0	0.000%
WaMu Asset Acceptance Corp. WAMU 2007-OA5 CIK: 0001400092	X	(4)	2,668	$1,470,224,918	100%	1	$1,856,369	0.126%	0	$0	0.000%	0	$0	0.000%	0	$0	0.000%	1	$1,856,369	0.126%	0	$0	0.000%
WaMu Asset Acceptance Corp. WAMU 2007-OA6 CIK: 0001402111	X	Washington Mutual Bank	2,435	$1,448,100,398	100%	1	$1,950,000	0.135%	0	$0	0.000%	0	$0	0.000%	1	$1,950,000	0.135%	0	$0	0.000%	0	$0	0.000%
WaMu Asset Acceptance Corp. WMABS 2006-HE2 CIK: 0001358935	X	(4)	2,579	$472,002,321	100%	1	$93,978	0.020%	0	$0	0.000%	0	$0	0.000%	1	$93,978	0.020%	0	$0	0.000%	0	$0	0.000%
WaMu Asset Acceptance Corp. WMABS 2007-HE1 CIK: 0001385019	X	(4)	1,962	$284,442,108	100%	1	$167,909	0.059%	0	$0	0.000%	0	$0	0.000%	0	$0	0.000%	1	$167,909	0.059%	0	$0	0.000%
WaMu Asset Acceptance Corp. WMABS 2007-HE2 CIK: 0001389138	X	(4)	4,451	$814,263,307	100%	1	$100,858	0.012%	0	$0	0.000%	0	$0	0.000%	0	$0	0.000%	1	$100,858	0.012%	0	$0	0.000%
WaMu Asset Acceptance Corp. WMALT 2006-4 CIK: 0001358936	X	(4)	2,025	$528,202,412	100%	36	$19,815,088	3.751%	1	$726,314	0.138%	0	$0	0.000%	1	$444,000	0.084%	28	$15,292,967	2.895%	6	$3,351,807	0.635%
WaMu Asset Acceptance Corp. WMALT 2006-9 CIK: 0001374632	X	(4)	942	$241,332,109	100%	1	$115,439	0.048%	0	$0	0.000%	0	$0	0.000%	0	$0	0.000%	1	$115,439	0.048%	0	$0	0.000%
WaMu Asset Acceptance Corp. WMALT 2006-AR4 CIK: 0001361533	X	(4)	2,794	$983,553,610	100%	1	$224,750	0.023%	0	$0	0.000%	0	$0	0.000%	1	$224,750	0.023%	0	$0	0.000%	0	$0	0.000%
WaMu Asset Acceptance Corp. WMALT 2006-AR6 CIK: 0001367736	X	(4)	2,061	$875,099,554	100%	2	$1,328,713	0.152%	1	$705,461	0.081%	0	$0	0.000%	0	$0	0.000%	1	$623,252	0.071%	0	$0	0.000%
WaMu Asset Acceptance Corp. WMALT 2006-AR8 CIK: 0001374629	X	(4)	2,940	$1,075,130,493	100%	1	$130,000	0.012%	0	$0	0.000%	0	$0	0.000%	0	$0	0.000%	0	$0	0.000%	1	$130,000	0.012%
WaMu Asset Acceptance Corp. WMALT 2007-OA2 CIK: 0001389144	X	(4)	2,036	$836,592,102	100%	2	$1,406,403	0.168%	0	$0	0.000%	0	$0	0.000%	0	$0	0.000%	2	$1,406,403	0.168%	0	$0	0.000%
WaMu Asset Acceptance Corp. WMALT 2007-OA3 CIK: 0001392114	X	(4)	4,969	$2,371,959,261	100%	2	$3,657,063	0.154%	0	$0	0.000%	0	$0	0.000%	2	$3,657,063	0.154%	0	$0	0.000%	0	$0	0.000%
Total			57,987	$29,545,922,955	100%	171	$104,408,666	0.353%	3	$1,683,775	0.006%	0	$0	0.000%	16	$15,727,588	0.053%	132	$79,523,227	0.269%	20	$7,474,076	0.025%

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(1) We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a Securitizer and that are not covered by a filing to be made by an affiliated Securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party and the Securitizer makes no representation as to the accuracy of the information required by this Form ABS-15G and Rule 15Ga-1.

(2) WaMu Asset Acceptance Corp., as Securitizer, is filing this Form ABS 15-G in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as depositor and which are outstanding during the reporting period.  On September 25, 2008, JPMorgan Chase Bank, National Association (“JPMCB”) acquired the banking operations of Washington Mutual Bank from the Federal Deposit Insurance Corporation (“FDIC”).  It is JPMCB’s position that certain of the repurchase obligations of Washington Mutual Bank remain with the FDIC receivership.  Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.

(3) The outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.

(4) While certain originators may be identifiable by the Securitizer, the Securitizer is currently unable to identify repurchase demands and resulting activitiy to a specific originator. Work is in progress by the Securitizer in order to make such an identification.